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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number ___________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

         Wells Fargo Bank Wisconsin, National Association
         Investment Management and Trust
         636 Wisconsin Avenue
         Sheboygan, WI  53081

Form 13F File Number: 28-3186

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    LuAnn Baker
Title:   Vice President
Phone:   920/459-2334

Signature, Place, and Date of Signing:

/s/ LuAnn Baker               Sheboygan, Wisconsin         October 14, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.

Wells Fargo & Company